Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating Activities
Net loss	$ (11,613)	$ (19,940)
Adjustment for non-cash items:
Stock-based compensation	5,397	5,178
Provision for environmental rehabilitation		7,439
Other income - flow-through shares	(1,218)	(6,312)
Income tax (recovery) expense	(697)	4,967
Impairment of investment in associate		1,336
Equity loss of associate	200	160
Finance costs	122	167
Depreciation charge on right-of-use assets	36
Adjustment for cash items:
Environmental rehabilitation disbursements	(1,325)	(2,022)
Changes in working capital items:
Amounts receivable and prepaid expenses	(1,664)	(997)
Accounts payable and accrued liabilities	(134)	947
Net cash used in operating activities before income tax recovered	(10,896)	(9,077)
Income tax recovered		(328)
Net cash used in operating activities	(10,896)	(9,405)
Investing Activities
Mineral interests	(27,201)	(37,068)
Investment in short-term deposits	(18,133)	(28,000)
Redemption of short-term deposits	31,087	22,988
Investment in convertible notes receivable	(529)
Investment in associate	(101)	(530)
Investment in reclamation deposits	(4)	(38)
Cash proceeds from sale of investments	110
Net cash used in investing activities	(14,771)	(42,648)
Financing Activities
Share issuance net of costs	26,328	41,596
Exercise of options	5,228	9,336
Payment of lease liabilities	(24)
Net cash from financing activities	31,532	50,932
Net increase (decrease) in cash and cash equivalents during the year	5,865	(1,121)
Cash and cash equivalents, beginning of the year	2,928	4,049
Cash and cash equivalents, end of the year	$ 8,793	$ 2,928